Loans and Borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current
Bank loans	$ 63	$ 55
Term loan	1,800	1,875
Lease liabilities	152	101
Non-current borrowings	2,015	2,031
Current
Bank loans	84	83
Term loan	39	39
Lease liabilities	30	22
Current borrowings	$ 153	$ 144